Taxation - Taxation rate reconciliation and factors that may affect future tax charges (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before taxation	$ 5,460	$ 5,642		$ 5,808
Notional charge at UK corporation tax rate	1,365	1,157		1,104
Elimination of notional tax on share of after tax results of associates and joint ventures	(103)	(91)		(105)
Differences in overseas tax rates	(86)	116		217
Disposal of businesses and brands	17	(42)		38
Other items not chargeable	(72)	(76)		(66)
Impairment	6	(8)		45
Other items not deductible	70	85		71
Irrecoverable withholding taxes	55	46		51
Movements in provision related to uncertain tax positions	6	34		55
Changes in tax rates	(18)	13		4
Adjustments in respect of prior years	54	(71)		(16)
Taxation on profit	$ 1,294	$ 1,163	[1],[2]	$ 1,398	[1],[2]
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Notional charge at UK corporation tax rate	25.00%	20.50%		19.00%
Elimination of notional tax on share of after tax results of associates and joint ventures	(1.90%)	(1.60%)		(1.80%)
Differences in overseas tax rates	(1.60%)	2.00%		3.70%
Disposal of businesses and brands	0.30%	(0.70%)		0.70%
Other items not chargeable	(1.30%)	(1.30%)		(1.10%)
Impairment	0.10%	(0.10%)		0.80%
Other items not deductible	1.30%	1.50%		1.20%
Irrecoverable withholding taxes	1.00%	0.80%		0.90%
Movements in provision related to uncertain tax positions	0.10%	0.60%		0.90%
Changes in tax rates	(0.30%)	0.20%		0.10%
Adjustments in respect of prior years	1.00%	(1.30%)		(0.30%)
Taxation on profit	23.70%	20.60%		24.10%
Tax rate before exceptional items	23.20%	23.00%		22.60%

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[2]	(1) See pages 238-240 for an explanation under Accounting information and policies.